LOSS BEFORE TAXATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOSS BEFORE TAXATION

7. LOSS BEFORE TAXATION

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	7,557	41,245	148,929
Depreciation expenses	361	266	96
Amortization of land use rights	-	-	-
Right-of-use asset amortization charge	4,267	13,285	14,067
Auditors’ remuneration
- Audit fees	2,070	2,003	1,898
- Audit-related fees	-	-	-
	2,070	2,003	1,898
Directors’ remuneration
- salaries and related cost	425	1,619	1,656
- retirement scheme contribution	19	13	16
- share-based payments	7,037	-	-
Key management personnel (other than directors)
- salaries and related cost	1,360	712	639
- retirement scheme contribution	125	16	23
- share-based payments	6,070	2,050	1,835
Research and development personnel
- salaries and related cost	422	439	644
- retirement scheme contribution	-	81	111
Other personnel
- salaries and related cost	5,246	6,093	7,493
- retirement scheme contribution	610	1,262	1,318
Total employee benefit expenses	21,314	12,285	13,735

(1)	Cost of inventories recognized as expense for discontinued operation included staff costs of RMB 159,000, RMB 2,539,000 and RMB 4,065,000, retirement scheme contributions of RMB 32,000, RMB 556,108 and RMB 756,704, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 4,267,000, RMB 12,801,485 and RMB 12,801,485, and (reversal of ) / write-down of inventories of RMB nil, RMB (4,045,000) and RMB (99,237,173) for the years ended December 31, 2023, 2022, and 2021, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.